Average Annual Total Returns - Class A - DWS Alternative Asset Allocation VIP	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	MSCI World Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI World Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	Blended Index (reflects no deduction for fees, expenses or taxes) 1 Year	Blended Index (reflects no deduction for fees, expenses or taxes) 5 Years	Blended Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Feb. 02, 2009	5.71%	4.50%	2.66%	15.90%	12.19%	9.87%	7.51%	4.44%	3.84%	14.02%	10.08%	8.29%